Accounts Receivable, Net - Schedule of Breakdown of Accounts Receivable Based on Credit History (Detail) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Domestic customers [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	$ 60,057,141	$ 41,884,579
Domestic customers [member] | 1 to 30 days [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	10,188,070	1,767,718
Domestic customers [member] | 31 to 60 days [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	4,081,862	658,456
Domestic customers [member] | 61 to 90 days [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	777,409	263,447
Domestic customers [member] | More than 90 days [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	11,345,933	1,016,553
Domestic customers [member] | Past due [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	26,393,274	3,706,174
Domestic customers [member] | Impaired (reserved) [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	(951,932)	(458,428)
Domestic customers [member] | Unimpaired [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	25,441,342	3,247,746
Domestic customers [member] | Current [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	34,615,799	38,636,833
Export customers [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	54,428,883	34,859,341
Export customers [member] | 1 to 30 days [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	334,155	341,184
Export customers [member] | 31 to 60 days [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable		6,824
Export customers [member] | 61 to 90 days [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable		35,372
Export customers [member] | More than 90 days [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	315,888	624,157
Export customers [member] | Past due [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	650,043	1,007,537
Export customers [member] | Impaired (reserved) [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	(272,813)	(374,699)
Export customers [member] | Unimpaired [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	377,230	632,838
Export customers [member] | Current [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	$ 54,051,653	$ 34,226,503